Fair Value Measurement - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Transfers Out Of Level 3	¥ 0		¥ 0	¥ 0
Asset Transfers Into Level 3	0		0	0
Liability Transfers Into Level 3	0		0	¥ 0
Impairment of intangible assets and goodwill	¥ 55,038,000	$ 8,637	¥ 336,000
Housekeeping solution
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Terminal growth rate	3.00%	3.00%
Discount rate used for assessing goodwill	23.00%	23.00%